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         THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                          FS VARIABLE SEPARATE ACCOUNT

                          Supplement to the Prospectus

          Polaris Preferred Solution Variable Annuity dated May 1, 2013
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The following replaces the first sentence under the Maximum Issue Age in the
PURCHASING A POLARIS PREFERRED SOLUTION VARIABLE ANNUITY section of the prospectus:

We will not issue a contract to anyone age 86 or older on the contract issue date.


Date:  May 20, 2013



              Please keep this Supplement with your Prospectus